RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 25, 2020	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 23, 2020	Jul. 15, 2020
Related Party Transaction [Line Items]
Repayment of debt		$ 100,000
Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Expenses incurred			$ 59,500
Repayment of debt					$ 100,349
Sponsor | Promissory Note | Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Amount available for borrowings							$ 300,000
Repayment of debt	$ 100,349
Administrative Services Agreement | Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Expenses per month						$ 10,000
Expenses incurred					30,000
Administrative Services and Support Services Agreements | Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Expenses per month						10,000
Expenses incurred				$ 116,597
Support Services Agreement | Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Expenses per month						$ 10,000
Expenses incurred					30,000
Working Capital Loans | Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Loans convertible into warrants			$ 1,500,000	$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)			$ 1.50	$ 1.50	$ 1.50